Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory tax rate	$ 2,371		$ 23
Statutory tax rate	23.00%	23.00%
Impairment of associate	$ (566)
Impairment of associate	(5.50%)
Stock-based compensation	$ 125
Stock-based compensation	(1.20%)
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	$ 1,639	$ (1,729)	(1,590)
Change in valuation allowance	(15.90%)
Other	$ 40
Other	(0.40%)
Total	$ 0
Total	0.00%
Loss before taxes on income, as reported in the consolidated statements of operations		7,517	6,912
Theoretical tax benefit		$ 1,729	$ 1,590